Intangible Assets with a Finite Useful Life	12 Months Ended
Dec. 31, 2017
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Intangible Assets with a Finite Useful Life

NOTE 6—INTANGIBLE ASSETS WITH A FINITE USEFUL LIFE

Intangible assets with a finite useful life increased by 241 million euros compared to December 31, 2016. The breakdown and movements are as follows:

	As of December 31, 2015	Addition	Amortization	Impairment losses / Reversals	Disposals	Exchange Differences	Capitalized borrowing costs	Other changes	As of December 31, 2016
	(millions of euros)
Industrial patents and intellectual property rights	2,070	990	(1,243)			206		435	2,458
Concessions, licenses, trademarks and similar rights	2,829	87	(393)			89		242	2,854
Other intangible assets	83	128	(107)			5			109
Work in progress and advance payments	1,498	436			(2)	198	73	(673)	1,530

Total	6,480	1,641	(1,743)	—	(2)	498	73	4	6,951

	As of December 31, 2016	Addition	Amortization	Impairment losses / Reversals	Disposals	Exchange Differences	Capitalized borrowing costs	Other changes	As of December 31, 2017
	(millions of euros)
Industrial patents and intellectual property rights	2,458	771	(1,263)			(147)		374	2,193
Concessions, licenses, trademarks and similar rights	2,854	140	(396)			(96)		248	2,750
Other intangible assets	109	157	(134)			(5)		7	134
Work in progress and advance payments	1,530	1,224		(30)		(143)	73	(539)	2,115

Total	6,951	2,292	(1,793)	(30)	—	(391)	73	90	7,192

Additions in 2017 included 272 million euros of internally generated assets (289 million euros in 2016). Further details are provided in the Note “Internally generated assets”.

Industrial patents and intellectual property rights at December 31, 2017 consisted mainly of application software purchased outright and user licenses acquired, amortized over a period between 2 and 5 years. They mainly related to TIM S.p.A. (1,223 million euros) and to the Brazil Business Unit (944 million euros).

Concessions, licenses, trademarks and similar rights at December 31, 2017 mainly related to:

•	the remaining cost of telephone licenses and similar rights (1,689 million euros for TIM S.p.A., 464 million euros for the Brazil Business Unit);

•	Indefeasible Rights of Use—IRU (393 million euros), mainly relating to companies of the Telecom Italia Sparkle group—International Wholesale (290 million euros) and the Parent (103 million euros);

•	TV frequencies of the company Persidera in the Core Domestic segment (111 million euros). The user licenses for the frequencies used for digital terrestrial transmission will expire in 2032.

The net carrying amount of telephone licenses and similar rights (2,153 million euros) and their useful lives are detailed below:

Type of license	Net carrying amount at December 31, 2017 (millions of euros)	Amortization period (years)	Amortization charge for 2017 (millions of euros)
TIM S.p.A.:
UMTS	537	18	134
UMTS 2100 MHz	30	12	7
WiMax	5	15	1
LTE 1800 MHz	103	18	9
LTE 800 MHz	720	17	60
LTE 2600 MHz	79	17	7
GSM (extension)	17	3	34
Band 1452-1492 MHz	198	14	16
Tim Brasil group:
GSM and 3G (UMTS)	165	15	53
4G (LTE - 700 Mhz)	299	15	15

Other intangible assets at December 31, 2017 essentially consisted of capitalized mobile subscriber acquisition costs (SAC) of 110 million euros (78 million euros for the Parent and 32 million euros for the Brazil Business Unit), mainly related to commissions for the sales network, for a number of commercial deals that lock in customers for a set period. Subscriber acquisition costs are amortized over the underlying minimum contract period (between 12 or 36 months).

Work in progress and advance payments increased by 585 million euros. This item included the advance payment by TIM S.p.A. of 630 million euros for the extension of the user rights to the 900MHz and 1800MHz (GSM) bands, which will take effect from July 1, 2018 to December 31, 2029. As reported, this item included a part of the user rights for the 700MHz frequencies acquired in 2014 by the Tim Brasil group for a total of 2.9 billion reais (equal to around 1 billion euros). In 2017, part of the user rights, amounting to 251 million euros, came into operation and were consequently reclassified under the item “Concessions, licenses, trademarks and similar rights”.

Because more than 12 months are needed before the user rights can be used, the finance expenses directly attributable to rights have been capitalized since 2014. In 2017, the capitalized finance expenses totaled 73 million euros, at an annual interest rate of 9.48%. Expenses capitalized were deducted directly in the income statement from “Finance expenses—Interest expenses to banks”. Finally, write-downs of software development projects that were discontinued by the Parent amounted to 30 million euros.

Amortization and impairment losses have been recorded in the income statement as components of operating result.

The gross carrying amount, accumulated impairment losses and accumulated amortization at December 31, 2017 and 2016 can be summarized as follows:

	As of December 31, 2016
	Gross carrying amount	Accumulated impairment losses	Accumulated amortization	Net carrying amount
	(millions of euros)
Industrial patents and intellectual property rights	12,241	(7)	(9,776)	2,458
Concessions, licenses, trademarks and similar rights	7,017	(306)	(3,857)	2,854
Other intangible assets	447		(338)	109
Work in progress and advance payments	1,532	(2)		1,530

Total intangible assets with a finite useful life	21,237	(315)	(13,971)	6,951

	As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Accumulated amortization	Net carrying amount
	(millions of euros)
Industrial patents and intellectual property rights	12,266	(7)	(10,066)	2,193
Concessions, licenses, trademarks and similar rights	7,044	(273)	(4,021)	2,750
Other intangible assets	522		(388)	134
Work in progress and advance payments	2,145	(30)		2,115

Total intangible assets with a finite useful life	21,977	(310)	(14,475)	7,192

In addition to the write-down of software projects under development, as reported above, the item “Industrial patents and intellectual property rights” included disposals related to the elimination or rewriting of software for applications and plant operation by the Parent, for a gross carrying amount of 519 million euros, while “Other intangible assets” included 62 million euros of gross disposals in relation to subscriber acquisition costs (SACs).

Impairment losses on “Concessions, licenses, trademarks and similar rights”, mainly relating to reporting periods prior to 2004, refer to the Indefeasible Rights of Use (IRU) for the transmission capacity and cables for international connections acquired by the Telecom Italia Sparkle group. The change in the amount shown for 2017 compared to the previous year was essentially due to the translation into euros of accounts denominated in US dollars and to the disposal of some assets with a residual carrying amount of zero.